Pension and Other Employee Obligations - Summary of Net Defined Benefit Liability (Asset) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Service cost	$ 3,004	$ 2,584	$ 3,368
Interest cost	1,145	934	971
Accrued pension liability
Current	944	1,473
Non-current	19,649	15,249
Net amount recognized	20,593	16,722
Fair value of plan assets	(2,711)	(2,727)
Net surplus (deficit) in plan	$ 18,260	$ 15,161
Weighted average duration of defined benefit obligation (both funded and unfunded)	6 years	5 years 4 months 24 days
Benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	$ 19,449	$ 18,460
Service cost	3,004	2,584
Interest cost	1,345	1,066
Benefits paid	(2,396)	(3,116)
Business combinations	0	1,393
Actuarial (gain)/loss from changes in demographic assumptions	467	(177)
Actuarial (gain)/loss from changes in financial assumptions	433	(650)
Actuarial (gain)/loss from actual experience compared to assumptions	1,275	1,376
Foreign currency translation	(272)	(1,487)
End of the year	23,305	19,449	18,460
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	2,727	2,745
Expected return on plan assets	200	132
Actual contributions	1,957	2,640
Benefits paid	(2,115)	(2,954)
Business combinations	0	388
Actuarial (loss)/gain	(19)	2
Foreign currency translation	(39)	(226)
End of the year	2,711	2,727	$ 2,745
Present value of funded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	20,971	17,888
Present value of unfunded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	$ 2,333	$ 1,561